iShares
®
MSCI Brazil Small-Cap ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Automobile Components  —  1 .2%
Fras-Le SA ............................. 345,402 $ 1,492,653
Mahle Metal Leve SA ...................... 224,686 1,504,573
2,997,226
a
Banks  —  2 .4%
Inter & Co., Inc. , Class A .................... 997,397 6,153,940
a
Broadline Retail  —  0 .8%
Magazine Luiza SA ....................... 1,600,898 1,897,765
a
Capital Markets  —  1 .6%
Patria Investments Ltd. , Class A ............... 258,495 2,995,957
Vinci Compass Investments Ltd. , Class A ......... 103,936 1,052,872
4,048,829
a
Commercial Services & Supplies  —  2 .7%
GPS Participacoes e Empreendimentos SA
(a)
...... 1,859,186 4,500,037
Orizon Valorizacao de Residuos SA
(b)
........... 149,024 2,392,277
6,892,314
a
Communications Equipment  —  0 .4%
Intelbras SA Industria de Telecomunicacao Eletronica
Brasileira ............................ 403,928 1,112,202
a
Consumer Staples Distribution & Retail  —  4 .5%
Grupo Mateus SA ........................ 1,952,354 1,652,586
Sendas Distribuidora SA .................... 5,587,390 9,691,580
11,344,166
a
Diversified Consumer Services  —  1 .7%
Afya Ltd. , Class A ........................ 68,397 958,242
Cogna Educacao SA ...................... 6,787,170 3,363,615
4,321,857
a
Electric Utilities  —  4 .1%
Alupar Investimento SA ..................... 678,159 4,378,515
Transmissora Alianca de Energia Eletrica SA ...... 771,890 5,992,053
10,370,568
a
Financial Services  —  2 .3%
Pagseguro Digital Ltd. , Class A ............... 614,000 5,740,900
a
Food Products  —  3 .4%
M Dias Branco SA ........................ 278,529 1,070,597
Minerva SA ............................. 1,867,208 1,365,830
Sao Martinho SA ......................... 605,634 2,038,569
SLC Agricola SA ......................... 817,563 2,512,063
Tres Tentos Agroindustrial SA ................ 462,592 1,430,541
8,417,600
a
Ground Transportation  —  1 .6%
Movida Participacoes SA .................... 665,025 1,253,707
SIMPAR SA ............................ 812,508 1,436,713
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA ....................... 2,146,736 1,302,200
3,992,620
a
Health Care Providers & Services  —  3 .5%
Bradsaude SA ........................... 1,069,452 2,874,740
Fleury SA .............................. 1,016,989 3,102,648
Hapvida Participacoes e Investimentos SA
(a) (b)
..... 1,133,444 2,729,945
8,707,333
a
Security Shares Value
a
Hotels, Restaurants & Leisure  —  2 .4%
Smartfit Escola de Ginastica e Danca SA ......... 1,651,016 $ 6,064,629
a
Household Durables  —  5 .8%
Cury Construtora e Incorporadora SA ........... 636,748 4,005,117
Cyrela Brazil Realty SA Empreendimentos e
Participacoes .......................... 1,106,464 4,939,503
Direcional Engenharia SA ................... 1,397,963 3,713,454
MRV Engenharia e Participacoes SA
(b)
.......... 1,624,252 1,883,592
14,541,666
a
Independent Power and Renewable Electricity Producers  —  1 .3%
Auren Energia SA , Class ON
(b)
................ 1,294,209 3,173,596
a
Insurance  —  0 .9%
IRB-Brasil Resseguros SA ................... 227,211 2,324,110
a
Machinery  —  0 .3%
Marcopolo SA ........................... 721,554 853,927
a
Marine Transportation  —  0 .6%
Hidrovias do Brasil SA
(b)
.................... 2,249,578 1,440,394
a
Metals & Mining  —  3 .6%
Cia Brasileira de Aluminio ................... 668,186 1,415,965
Cia Siderurgica Nacional SA
(b)
................ 2,465,093 3,278,940
Sigma Lithium Corp.
(b)
...................... 253,299 4,247,824
8,942,729
a
Oil, Gas & Consumable Fuels  —  2 .8%
Brava Energia ........................... 1,435,014 5,760,481
Petroreconcavo SA ....................... 511,385 1,152,619
6,913,100
a
Paper & Forest Products  —  0 .7%
Dexco SA .............................. 1,874,999 1,769,235
a
Personal Care Products  —  2 .9%
Natura Cosmeticos SA
(b)
.................... 3,685,135 7,268,655
a
Pharmaceuticals  —  2 .3%
Hypera SA ............................. 1,304,498 5,665,828
a
Real Estate Management & Development  —  9 .8%
Allos SA ............................... 1,613,136 9,020,937
Iguatemi SA ............................ 891,265 4,583,048
JHSF Participacoes SA ..................... 1,274,910 2,838,160
Multiplan Empreendimentos Imobiliarios SA ....... 1,376,443 8,128,423
24,570,568
a
Software  —  5 .7%
TOTVS SA ............................. 2,168,233 14,214,046
a
Specialty Retail  —  7 .8%
C&A MODAS SA ......................... 855,723 1,964,352
Cosan SA
(b)
............................. 7,358,574 5,543,127
Lojas Renner SA ......................... 4,054,362 11,975,299
19,482,778
a
Textiles, Apparel & Luxury Goods  —  2 .5%
Azzas 2154 SA .......................... 512,189 1,960,605
Grendene SA ........................... 897,626 724,215
Vivara Participacoes SA .................... 512,643 2,219,449
Vulcabras SA ........................... 481,421 1,414,330
6,318,599
a

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Brazil Small-Cap ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Transportation Infrastructure  —  0 .8%
EcoRodovias Infraestrutura e Logistica SA ........ 1,360,840 $ 2,031,326
a
Water Utilities  —  5 .2%
Cia de Saneamento de Minas Gerais Copasa MG ... 784,543 8,197,611
Cia De Saneamento do Parana Sanepar ......... 637,949 4,798,007
12,995,618
a
Total Common Stocks — 85.6%
(Cost: $ 199,124,600 ) ................................ 214,568,124
a
Preferred Stocks
Banks  —  1 .6%
Banco ABC Brasil SA , Preference Shares , NVS .... 335,224 1,628,091
Banco do Estado do Rio Grande do Sul SA , Class B,
Preference Shares , NVS .................. 836,123 2,424,890
4,052,981
a
Chemicals  —  1 .6%
Braskem SA , Class A, Preference Shares , NVS
(b)
... 783,553 1,624,717
Unipar Carbocloro SA , Class B, Preference Shares ,
NVS ................................ 200,290 2,418,385
4,043,102
a
Machinery  —  1 .5%
Marcopolo SA , Preference Shares , NVS
(b)
........ 3,055,223 3,670,229
a
Metals & Mining  —  6 .8%
Bradespar SA , Preference Shares , NVS ......... 1,050,111 4,839,893
Cia de Ferro Ligas da Bahia FERBASA , Preference
Shares , NVS .......................... 659,077 807,425
Metalurgica Gerdau SA , Preference Shares , NVS ... 3,456,587 6,715,079
Security Shares Value
a
Metals & Mining (continued)
Usinas Siderurgicas de Minas Gerais SA Usiminas ,
Class A, Preference Shares , NVS
(b)
........... 2,094,623 $ 4,600,692
16,963,089
a
Textiles, Apparel & Luxury Goods  —  0 .5%
Alpargatas SA , Preference Shares , NVS ......... 520,527 1,279,507
a
Water Utilities  —  0 .9%
Cia De Saneamento do Parana Sanepar , Preference
Shares , NVS
(b)
......................... 1,604,001 2,356,136
a
a
Total Preferred Stocks — 12.9%
(Cost: $ 23,239,975 ) ................................. 32,365,044
Total Long-Term Investments — 98.5%
(Cost: $ 222,364,575 ) ................................ 246,933,168
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(c) (d)
............................ 275,627 275,627
a
Total Short-Term Securities — 0.1%
(Cost: $ 275,627 ) ................................... 275,627
Total Investments — 98.6%
(Cost: $ 222,640,202 ) ................................ 247,208,795
Other Assets Less Liabilities — 1 .4% ..................... 3,521,596
Net Assets — 100.0% ................................. $ 250,730,391
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency
Shares
(a)
...... $ 1,257,961  $ —  $ (1,257,523)
(b)
$ (343) $ (95) $ —  —  $ 26,656
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 450,000  —  (174,373)
(b)
—  —  275,627  275,627  14,149  —
$ —  $ (343) $ (95)
$ 275,627
$ 40,805  $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
MSCI Brazil Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Mini Ibovespa Index ................................................................... 284 06/17/26 $ 1,972 $ (72,879)
MSCI Brazil Index .................................................................... 27 06/19/26 2,044 (66,738)
$ (139,617)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 214,568,124  $ —  $ —  $ 214,568,124
Preferred Stocks ......................................... 32,365,044  —  —  32,365,044
Short-Term Securities
Money Market Funds ...................................... 275,627  —  —  275,627
$ 247,208,795  $ —  $ —  $ 247,208,795
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (139,617) $ —  $ —  $ (139,617)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares